Investment Objectives and Goals - WisdomTree Efficient Rare Earth Plus Strategic Metals Fund	Apr. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Efficient Rare Earth Plus Strategic Metals Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Efficient Rare Earth Plus Strategic Metals Fund (the “Fund”) seeks total return.